Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required by and in accordance with Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and the implementing rules under Item 401(v) of Regulation
S-K,
the following disclosure summarizes the relationship between the executive compensation actually paid by the Company and the financial performance of NOVAGOLD over a three-year performance period.

					Value of Initial Fixed C$100 Investment Based On:

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Summary Compensation Table Total for Non-PEO NEO (2)	Compensation Actually Paid to Non-PEO NEO (2)	Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Loss (4) (000s)	Net Cash Used in Operations (5) (000s)

2023	$5,148,848	$(1,061,965)	$2,234,857	$612,754	$43.01	$80.39	$46,803	$7,786

2022	$4,839,796	$793,106	$1,975,082	$927,235	$58.89	$76.66	$53,343	$12,371

2021	$4,748,048	$(11,834,819)	$1,915,654	$(1,851,289)	$65.81	$86.63	$40,536	$9,863

(1)
In his capacity as President and Chief Executive Officer, Mr. Lang is included as our PEO for 2023, 2022, and 2021. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.

(2)
In his capacity as Vice President and Chief Financial Officer, Mr. Ottewell is included as our
Non-PEO
NEO for 2023, 2022, and 2021. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.

(3)
Peer Group TSR average comprises the following companies (peers referenced for 2023 compensation planning as disclosed In the Compensation Discussion & Analysis above, and in NOVAGOLD’s Management Information Circular published March 24, 2023): Alamos Gold Inc, B2Gold Corp., Centerra Gold Inc., Coeur Mining Inc., Equinox Gold Corporation, Hecla Mining Company, IAMGOLD Corporation, MAG Silver Corporation, New Gold Inc., OceanaGold Corp., Pan American Silver, Seabridge Gold Inc., SSR Mining Inc., and Torex Gold Resources Inc.

(4)	Represents NOVAGOLD’s Net Loss as disclosed in respective year’s Annual Report on Form 10-K.
(5)	Represents NOVAGOLD’s Net Cash Used In Operations as disclosed in respective year’s Annual Report on Form 10-K.

Company Selected Measure Name	Net Cash Used In Operations
Named Executive Officers, Footnote	In his capacity as Vice President and Chief Financial Officer, Mr. Ottewell is included as our
Non-PEO
	NEO for 2023, 2022, and 2021. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.
Peer Group Issuers, Footnote	Peer Group TSR average comprises the following companies (peers referenced for 2023 compensation planning as disclosed In the Compensation Discussion & Analysis above, and in NOVAGOLD’s Management Information Circular published March 24, 2023): Alamos Gold Inc, B2Gold Corp., Centerra Gold Inc., Coeur Mining Inc., Equinox Gold Corporation, Hecla Mining Company, IAMGOLD Corporation, MAG Silver Corporation, New Gold Inc., OceanaGold Corp., Pan American Silver, Seabridge Gold Inc., SSR Mining Inc., and Torex Gold Resources Inc.
PEO Total Compensation Amount	$ 5,148,848	$ 4,839,796	$ 4,748,048
PEO Actually Paid Compensation Amount	$ (1,061,965)	793,106	(11,834,819)
Adjustment To PEO Compensation, Footnote

Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table

		PEO			Non-PEO NEO

Adjustments (1)(2)		2023 $	2022 $	2021 $	2023 $	2022 $	2021 $

Summary Compensation Table Total		5,148,848	4,839,796	4,748,048	2,234,857	1,975,082	1,915,654

Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(-)	1,763,378	1,528,705	1,504,881	758,261	547,331	534,978

Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	(-)	1,511,824	1,511,773	1,467,584	557,540	541,407	521,456

Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+)	1,485,056	2,336,098	916,358	628,111	836,520	331,018

Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(+)	(4,523,702)	(3,797,454)	(14,456,405)	(971,466)	(950,159)	(3,009,005)

Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(+)	201,793	1,067,197	(70,354)	72,161	371,903	(32,522)

Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(-)	98,758	612,053	—	35,108	217,373	—

Compensation Actually Paid		(1,061,965)	793,106	(11,834,819)	612,754	927,235	(1,851,289)

(1)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for stock options represents the sum of changes in fair value during the fiscal year. The stock option awards vest 1/3 over one year, 1/3 over two years, and 1/3 over three years. The awards have a five-year term. The FY2017 stock option fair value was $5.39 at 11/30/2020. The FY2018 stock option fair value was $6.21 at 11/30/2020 and $2.94 at 11/30/2021. The FY 2019 stock option fair value was $6.53 at 11/30/2020, $3.34 at 11/30/2021, and $2.25 at 11/30/2022. The FY2020 stock option fair value was $4.78 at 11/30/2020, $2.04 at 11/30/2021, $1.14 at 11/30/2022, and $0.08 at 11/30/2023. The FY2021 stock option fair value was $3.68 at 12/01/2020, $1.70 at 11/30/2021, $1.00 at 11/30/2022 and $0.17 at 11/30/2023. The FY2022 stock option fair value was $2.51 at 12/01/2021, $2.06 at 11/30/2022 and $0.82 at 11/30/2023. The FY2023 stock option fair value was $2.44 at 12/01/2022 and $1.31 at 11/30/2023. See the Compensation Discussion and Analysis for a description of this award and the rationale.

(2)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for performance stock units represents the sum of changes in fair value during the fiscal year. The performance stock unit awards vest with a three-year cliff. Pursuant to ASC 718, the grant date fair value of Performance Stock Units (“PSU”) is determined by multiplying the target number of shares by a Monte Carlo calculation model which determined a grant date fair value. The FY2019 grant unit fair value was $12.84 at 11/30/2020 and vest date fair value was $8.08 at 11/30/2021. The FY2020 grant unit fair value was $10.79 at 11/30/2021, $2.99 at 11/30/2022 and vest date fair value was $nil at 11/30/22. The FY2021 grant unit fair value was $10.07 at 12/01/2020, $1.72 at 11/30/21, $0.67 at 11/30/2022 and vest date fair value was $nil at 11/30/23. The FY2022 grant unit fair value was $6.82 at 12/01/2021, $4.89 at 11/30/22, and $0.85 at 11/30/2023. The FY2023 grant unit fair value was $5.74 at 12/01/2022 and $1.86 at 11/30/2023. The Monte Carlo model is further described in NOVAGOLD’s Annual Report on Form
10-K
for the year ended November 30, 2023. The maximum value of the Performance Stock Units is 150% of target. See the Compensation Discussion and Analysis for a description of this award and the rationale.

Non-PEO NEO Average Total Compensation Amount	$ 2,234,857	1,975,082	1,915,654
Non-PEO NEO Average Compensation Actually Paid Amount	$ 612,754	927,235	(1,851,289)
Adjustment to Non-PEO NEO Compensation Footnote

Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table

		PEO			Non-PEO NEO

Adjustments (1)(2)		2023 $	2022 $	2021 $	2023 $	2022 $	2021 $

Summary Compensation Table Total		5,148,848	4,839,796	4,748,048	2,234,857	1,975,082	1,915,654

Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(-)	1,763,378	1,528,705	1,504,881	758,261	547,331	534,978

Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	(-)	1,511,824	1,511,773	1,467,584	557,540	541,407	521,456

Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+)	1,485,056	2,336,098	916,358	628,111	836,520	331,018

Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(+)	(4,523,702)	(3,797,454)	(14,456,405)	(971,466)	(950,159)	(3,009,005)

Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(+)	201,793	1,067,197	(70,354)	72,161	371,903	(32,522)

Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(-)	98,758	612,053	—	35,108	217,373	—

Compensation Actually Paid		(1,061,965)	793,106	(11,834,819)	612,754	927,235	(1,851,289)

(1)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for stock options represents the sum of changes in fair value during the fiscal year. The stock option awards vest 1/3 over one year, 1/3 over two years, and 1/3 over three years. The awards have a five-year term. The FY2017 stock option fair value was $5.39 at 11/30/2020. The FY2018 stock option fair value was $6.21 at 11/30/2020 and $2.94 at 11/30/2021. The FY 2019 stock option fair value was $6.53 at 11/30/2020, $3.34 at 11/30/2021, and $2.25 at 11/30/2022. The FY2020 stock option fair value was $4.78 at 11/30/2020, $2.04 at 11/30/2021, $1.14 at 11/30/2022, and $0.08 at 11/30/2023. The FY2021 stock option fair value was $3.68 at 12/01/2020, $1.70 at 11/30/2021, $1.00 at 11/30/2022 and $0.17 at 11/30/2023. The FY2022 stock option fair value was $2.51 at 12/01/2021, $2.06 at 11/30/2022 and $0.82 at 11/30/2023. The FY2023 stock option fair value was $2.44 at 12/01/2022 and $1.31 at 11/30/2023. See the Compensation Discussion and Analysis for a description of this award and the rationale.

(2)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for performance stock units represents the sum of changes in fair value during the fiscal year. The performance stock unit awards vest with a three-year cliff. Pursuant to ASC 718, the grant date fair value of Performance Stock Units (“PSU”) is determined by multiplying the target number of shares by a Monte Carlo calculation model which determined a grant date fair value. The FY2019 grant unit fair value was $12.84 at 11/30/2020 and vest date fair value was $8.08 at 11/30/2021. The FY2020 grant unit fair value was $10.79 at 11/30/2021, $2.99 at 11/30/2022 and vest date fair value was $nil at 11/30/22. The FY2021 grant unit fair value was $10.07 at 12/01/2020, $1.72 at 11/30/21, $0.67 at 11/30/2022 and vest date fair value was $nil at 11/30/23. The FY2022 grant unit fair value was $6.82 at 12/01/2021, $4.89 at 11/30/22, and $0.85 at 11/30/2023. The FY2023 grant unit fair value was $5.74 at 12/01/2022 and $1.86 at 11/30/2023. The Monte Carlo model is further described in NOVAGOLD’s Annual Report on Form
10-K
for the year ended November 30, 2023. The maximum value of the Performance Stock Units is 150% of target. See the Compensation Discussion and Analysis for a description of this award and the rationale.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
List of Most Important Financial and
Non-Financial
Measures
In accordance with Item 402(v) of Regulation
S-K,
the following is a list of the most important financial and
non-financial
measures that the Company considers having been the most important in linking Compensation Actually Paid to our PEO and other NEO for 2023 to Company performance. These measures are discussed in relation to executive compensation in more detail in the Compensation Discussion & Analysis section above and are not ranked.

Environmental Compliance
Total Shareholder Return
Health & Safety
Social License to Operate
Maintenance and Retention of Project Permits
Maintenance of Company Treasury

Total Shareholder Return Amount	$ 43.01	58.89	65.81
Peer Group Total Shareholder Return Amount	80.39	76.66	86.63
Net Income (Loss)	$ 46,803,000	$ 53,343,000	$ 40,536,000
Company Selected Measure Amount	7,786,000	12,371,000	9,863,000
PEO Name	Mr. Lang
Measure:: 1
Pay vs Performance Disclosure
Name	Environmental Compliance
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Health & Safety
Measure:: 4
Pay vs Performance Disclosure
Name	Social License to Operate
Measure:: 5
Pay vs Performance Disclosure
Name	Maintenance and Retention of Project Permits
Measure:: 6
Pay vs Performance Disclosure
Name	Maintenance of Company Treasury
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,763,378	$ 1,528,705	$ 1,504,881
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,511,824	1,511,773	1,467,584
PEO | Fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,485,056	2,336,098	916,358
PEO | Change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,523,702)	(3,797,454)	(14,456,405)
PEO | Change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	201,793	1,067,197	(70,354)
PEO | Fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	98,758	612,053	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	758,261	547,331	534,978
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	557,540	541,407	521,456
Non-PEO NEO | Fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	628,111	836,520	331,018
Non-PEO NEO | Change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(971,466)	(950,159)	(3,009,005)
Non-PEO NEO | Change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,161	371,903	(32,522)
Non-PEO NEO | Fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 35,108	$ 217,373	$ 0